Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 170,240	$ 187,444	$ 758,632	$ 632,612
Voyage expenses	(57,777)	(92,866)	(238,576)	(293,263)
Vessel operating expenses	(46,336)	(48,539)	(143,203)	(156,726)
Time-charter hire expenses	9,070	10,637	28,245	30,877
Depreciation and amortization	(29,992)	(31,536)	(89,170)	(92,059)
General and administrative expenses	(9,887)	(8,739)	(28,957)	(27,412)
(Loss) gain on sale of assets and write-down of assets	(44,973)	0	(45,164)	0
Restructuring Charges	(1,398)	0	(1,398)	0
(Loss) income from operations	(29,193)	(4,873)	183,919	32,275
Equity income	$ 46	68	5,174	652
Operating Segments | Tanker
Segment Reporting Information [Line Items]
Revenues		182,429	751,640	608,815
Voyage expenses		(92,866)	(238,576)	(293,263)
Vessel operating expenses		(44,322)	(137,263)	(137,461)
Time-charter hire expenses		10,637	28,245	30,877
Depreciation and amortization		(30,806)	(88,677)	(89,921)
General and administrative expenses		(8,380)	(28,330)	(26,295)
(Loss) gain on sale of assets and write-down of assets			(48,245)
Restructuring Charges			(1,398)
(Loss) income from operations		(4,582)	180,906	30,998
Equity income		68	5,174	652
Operating Segments | Ship-to-Ship Transfer
Segment Reporting Information [Line Items]
Revenues		5,015	6,992	23,797
Voyage expenses		0	0	0
Vessel operating expenses		(4,217)	(5,940)	(19,265)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(730)	(493)	(2,138)
General and administrative expenses		(359)	(627)	(1,117)
(Loss) gain on sale of assets and write-down of assets			3,081
Restructuring Charges			0
(Loss) income from operations		(291)	3,013	1,277
Equity income		$ 0	$ 0	$ 0